New Accounting Pronouncements	12 Months Ended
Jun. 30, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accountng Pronouncements
New Accounting Pronouncements

In December, 2011, the Financial Accounting Standards Board issued guidance requiring additional disclosure of the effect or potential effect of financial instruments and derivative instruments which have rights of setoff where an entity offsets the assets and liabilities of such instruments. The guidance, effective for our quarter ending December 31, 2013, did not require any additional disclosures with respect to our results of operations, financial position or cash flows, as we have no such financial instruments or derivative instruments.

In September, 2013, the Internal Revenue Service ("IRS") issued final regulations regarding the tax treatment of amounts paid to acquire, produce or improve tangible property, which update temporary regulations issued by the IRS in December, 2011. In 2014, the IRS plans to issue further guidance for specific industry sectors, including natural gas. The final regulations are effective for our tax year beginning July 1, 2014; however, we do not expect compliance with the final regulations and industry specific guidance to have a material impact on our results of operations, financial position or cash flows.

In May, 2014, the Financial Accounting Standards Board issued guidance revising the principles and standards for revenue recognition. The standard creates a framework for recognizing revenue to improve comparability of revenue recognition practices across entities and industries. The guidance is effective for our quarterly report ending September 30, 2017 and we are evaluating the methods of adoption allowed by the new standard and the effect the standard is expected to have on our results of operations, financial position and cash flow.

In June, 2014, the Financial Accounting Standards Board issued guidance on share-based payments where performance targets can be achieved subsequent to the requisite service period. The guidance, effective for our quarter ending September 30, 2015, is not expected to have a material impact on our results of operations, financial position or cash flows.